Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Current assets:
Cash and cash equivalents	$ 56,010	$ 35,229
Accounts receivable, net	475,974	451,079
Inventories	685,011	673,967
Other current assets	23,161	20,990
Total current assets	1,240,156	1,181,265
Property and equipment, net	90,502	62,715
Goodwill	379,737	378,310
Intangible assets, net	158,564	160,481
Other assets	5,690	5,671
Total assets	1,874,649	1,788,442
Current liabilities:
Current portion of other long-term obligations	200	184
Accounts payable	185,482	145,162
Accrued expenses and other current liabilities	129,206	124,955
Total current liabilities	314,888	270,301
Long-term obligations:
Borrowings under revolving credit agreement	235,294	245,300
Other long-term obligations, net of current portion	348	514
Total long-term obligations	235,642	245,814
Deferred income taxes and other liabilities	72,371	68,606
Commitments and contingencies
Watsco, Inc. shareholders' equity:
Preferred stock, $0.50 par value, 10,000,000 shares authorized; no shares issued
Paid-in capital	592,350	602,522
Accumulated other comprehensive loss, net of tax	(43,530)	(46,904)
Retained earnings	550,482	495,276
Treasury stock, at cost, 6,322,650 shares of Common stock and 48,263 shares of Class B common stock at both December 31, 2016 and 2015	(114,425)	(114,425)
Total Watsco, Inc. shareholders' equity	1,005,828	957,310
Non-controlling interest	245,920	246,411
Total shareholders' equity	1,251,748	1,203,721
Total liabilities and shareholders' equity	1,874,649	1,788,442
Common Stock
Watsco, Inc. shareholders' equity:
Common stock, $0.50 par value	18,341	18,308
Class B Common Stock
Watsco, Inc. shareholders' equity:
Common stock, $0.50 par value	$ 2,610	$ 2,533